Basis of Presentation and Summary of Significant Accounting Policies - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2020
Computer hardware and software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	3 years
Computer hardware and software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	5 years
Demonstration units and fleet | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	2 years
Demonstration units and fleet | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	5 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	5 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	7 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	7 years
Vehicles
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	5 years